Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ 105,702	$ 20,227	$ (671,983)
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Restricted stock amortization	7,821	12,154	7,317
Gain on bargain purchase of Seajacks	0	(57,436)	0
Vessel depreciation	24,597	10,190	48,369
Amortization of deferred financing costs	564	658	3,667
Write off of deferred financing costs	0	7,196	3,088
Loss (gain) on asset disposal / vessels sold	896	(19,598)	428,833
Net (gains) on investments	(54,890)	(9,651)	106,471
Dividend income from Scorpio Tankers (related party)	(646)	(862)	(1,087)
Drydocking expenditures	(504)	(3,443)	(22,597)
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other assets	5,211	22,434	37,854
(Increase) decrease in accounts receivable	(15,397)	44,704	(8,923)
Decrease (increase) in inventories	51	9,928	(4,243)
(Decrease) increase in accounts payable and accrued expenses	(9,843)	(36,498)	25,085
Decrease in taxes payable	(1,421)	359	0
Decrease in net amounts due from related parties	1,122	7,880	9,314
Net cash provided by (used in) operating activities	63,263	8,242	(38,835)
Investing activities
Sale of equity investment	82,497	64,155	42,711
Cash acquired in Seajacks acquisition	0	25,719	0
Dividend income on equity investment (related party)	646	862	1,087
Proceeds from sale of assets held for sale	0	496,107	194,066
Scrubber payments	0	0	(42,359)
Payments for vessels under construction and other assets	(76,328)	(36,465)	0
Net cash provided by investing activities	6,815	550,378	195,505
Financing activities
Proceeds from issuance of common stock	0	165,896	82,254
Common stock repurchased	(16,952)	(1,407)	(16,724)
Dividends paid	(1,601)	(1,712)	(3,234)
Proceeds from issuance of debt	130,000	0	199,840
Repayments of long term debt	(205,040)	(651,422)	(377,334)
Debt issue cost paid	(3,235)	0	0
Net cash used in financing activities	(96,828)	(488,645)	(115,198)
(Decrease) increase in cash and cash equivalents	(26,750)	69,975	41,472
Cash and cash equivalents, beginning of period	153,977	84,002	42,530
Cash and cash equivalents and restricted cash, end of period	127,227	153,977	84,002
Supplemental cash flow information:
Interest paid	4,541	5,433	28,661
Taxes paid	2,161	0	0
Non-cash activities
Right of use assets obtained in exchange for operating lease liabilities	1,035	0	0
Fair value of shares issued as part of Seajacks acquisition	0	152,288	0
Issuance of redeemable notes as part of Seajacks acquisition	$ 0	$ 70,686	$ 0